As filed with the Securities and Exchange Commission on January 27, 2022

1933 Act Registration No. 333-174926

1940 Act Registration No. 811-22549

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 521	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 523	☒

(Check appropriate box or boxes.)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

 (Address of Principal Executive Offices)(Zip Code)

(631) 490-4300

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, D.C. 20004 (202) 239-3346	Richard Malinowski, Esq. Ultimus Fund Solutions, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2734

It is proposed that this filing will become effective (check appropriate box):

( )	immediately upon filing pursuant to paragraph (b)
(x)	on January 31, 2022, pursuant to paragraph (b)

( )	60 days after filing pursuant to paragraph (a) (1)
( )	on (date), pursuant to paragraph (a) (1)
( )	75 days after filing pursuant to paragraph (a) (2)
( )	on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

(x)	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 521 to the Trust’s Registration Statement is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 31, 2022 as the new effective date upon which the Trust’s Post-Effective Amendment No. 513 shall become effective. The effective date for Post-Effective Amendment No. 513 had been previously extended to January 15, 2022, by Post-Effective Amendment No. 518 filed on January 6, 2022, to January 21, 2022 by Post-Effective Amendment No. 519 filed on January 13, 2022, and to January 28, 2022 by Post-Effective Amendment No. 520 filed on January 20, 2022.

Post-Effective Amendment No. 513 to the Trust’s Registration Statement relates to The Future Fund Long/Short ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 513 under the Securities Act of 1933 and Amendment No. 515 under the Investment Company Act of 1940, filed on October 25, 2021 (SEC Accession No. 0001580642-21-004984), are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 521 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on January 27, 2022.

NORTHERN LIGHTS FUND TRUST II

By: __________________________

      Kevin Wolf*

     President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Brian Nielsen*	_________________________ Trustee & Chairman	January 27, 2022
Thomas Sarkany*	_________________________ Trustee	January 27, 2022
Anthony Lewis*	_________________________ Trustee	January 27, 2022
Keith Rhoades*	_________________________ Trustee	January 27, 2022
Randy Skalla*	_________________________ Trustee	January 27, 2022
Kevin Wolf*	_________________________ President and Principal Executive Officer	January 27, 2022
Erik Naviloff*	_________________________ Treasurer and Principal Financial Officer	January 27, 2022

*By:  /s/Allyson Stewart

Allyson Stewart

*Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 351 (filed on May 17, 2017) in the Registrant's Registration Statement on Form N-1A.